Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Components Of Investments

	2012	2013
20.3% equity investment in unconsolidated joint venture (AerDragon)	$41,161	$47,672
39.6% equity investment in unconsolidated joint venture (AerLift)	51,721	54,457
42.3% equity investment in unconsolidated joint venture (AerData)	980	882
19.4% equity investment in unconsolidated joint venture (ACSAL)	-	9,175
Other investments at cost	-	194
	$93,862	$112,380